Note 21 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net revenues
Agency	1,418,512	1,624,410	2,155,264	332,716
Brokerage	63,418	232,620	369,198	56,994
Claims Adjusting	261,206	292,981	303,846	46,906
Other	13,888	—	—	—
Total net revenues	1,757,024	2,150,011	2,828,308	436,616
Operating costs and expenses
Agency	(1,305,306)	(1,486,871)	(1,969,329)	(304,012)
Brokerage	(53,719)	(197,017)	(319,124)	(49,264)
Claims Adjusting	(234,129)	(275,539)	(292,613)	(45,171)
Other	(145,884)	(159,685)	(168,720)	(26,046)
Total operating costs and expenses	(1,739,038)	(2,119,112)	(2,749,786)	(424,493)
Income (loss) from operations
Agency	113,206	137,539	185,935	28,704
Brokerage	9,699	35,603	50,074	7,730
Claims Adjusting	27,077	17,442	11,233	1,735
Other	(131,996)	(159,685)	(168,720)	(26,046)
Total income from operations	17,986	30,899	78,522	12,123

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Segment assets
Agency	1,682,305	454,803	70,209
Brokerage	118,139	160,286	24,744
Claims Adjusting	116,877	226,121	34,907
Other	1,831,165	3,173,218	489,861
Total assets	3,748,486	4,014,428	619,721